Cost method investments (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Cost method investments	$ 13,704	¥ 97,062	¥ 1,200,000
Investment 1 [Member]
Schedule of Investments [Line Items]
Impairment allowance	75,399	534,031
Investment 2 [Member]
Schedule of Investments [Line Items]
Impairment allowance	$ 80,323	¥ 568,907